Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Future Non-Cancelable Annual Operating Lease Obligations	Minimum future non-cancelable annual operating lease obligations are as follows for the years ending December 31 (in thousands):

2019	$6,396
2020	8,733
2021	8,011
2022	7,959
2023	8,186
Thereafter	52,425
$91,710